The  Prudential  Insurance  Company of America

                                                                Thomas J. Loftus
                                                       Assistant General Counsel
                                                                  Law Department

                                     The Prudential Insurance Company of America
                                                           213 Washington Street
                                                           Newark, NJ 07102-2992
                                              (973) 802-3930 fax: (973) 802-9560


                                                                    June 9, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re: Pruco Life Variable Universal Account
                           (Registration No. 33-29181)

Ladies  and  Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 13 and (ii) that the text of
Post-Effective Amendment No. 13 was filed electronically on June 4, 1999 (Accession No. 0000950110-99-000846).


                                        By:  /s/ Thomas J. Loftus
                                             Thomas J. Loftus
                                             Assistant General Counsel
                                             Pruco Life Insurance Company